Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2020	2021
	US$	US$
Accrued payroll and welfare	4,656,854	13,026,548
Taxes payable	709,001	976,428
Others	782,631	893,158
Accrued Expenses and Other Current Liabilities	6,148,486	14,896,134